Commitments and contingencies - Environmental contingencies (Details)	12 Months Ended
Dec. 31, 2020 USD ($) item
OEFA [Member]
Disclosure of Commitments and contingencies [Line Items]
Potential fine, Per unit	$ 1,210
Minimum | OEFA [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of units under violation	0
Potential fine	$ 0
Maximum | OEFA [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of units under violation	3,667
Potential fine	$ 4,450,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Potential fine, Per unit	1,194
Minera Yanacocha SRL and subsidiary [Member] | Minimum
Disclosure of Commitments and contingencies [Line Items]
Potential fine	0
Minera Yanacocha SRL and subsidiary [Member] | Maximum
Disclosure of Commitments and contingencies [Line Items]
Potential fine	$ 40,209,000
Minera Yanacocha SRL and subsidiary [Member] | Maximum | OEFA [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of units under violation | item	33,676